LONG-TERM DEBT AND CREDIT FACILITIES - Schedule of Contractual Maturities (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 16, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised		$ 28.1	$ 24.1
Unamortized Deferred Transactions Costs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowing costs capitalised		5.0	5.8
7.0% Senior Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 400.0	400.0	400.0
Contractual cash flows		582.0
Borrowing costs capitalised	6.4
7.0% Senior Notes | Less than One Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		28.0
7.0% Senior Notes | 1-2 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		56.0
7.0% Senior Notes | 3-5 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		56.0
7.0% Senior Notes | Greater than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		$ 442.0
Senior Notes at 6.75%
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 485.4		400.0
Contractual cash flows			610.0
Senior Notes at 6.75% | Less than One Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			28.0
Senior Notes at 6.75% | 1-2 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			56.0
Senior Notes at 6.75% | 3-5 yrs
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			56.0
Senior Notes at 6.75% | Greater than 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			$ 470.0